Financial assets and liabilities	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Financial assets and liabilities

Note 12	Financial assets and liabilities
FAIR VALUE

The following table provides the fair value details of financial instruments measured at amortized cost in the consolidated statements of financial position.

			JUNE 30, 2022		DECEMBER 31, 2021

	CLASSIFICATION	FAIR VALUE METHODOLOGY	CARRYING VALUE	FAIR VALUE	CARRYING VALUE	FAIR VALUE

CRTC deferral account obligation	Trade payables and other liabilities and other non-current liabilities	Present value of estimated future cash flows discounted using observable market interest rates	56	56	66	67

Debt securities and other debt	Debt due within one year and long-term debt	Quoted market price of debt	23,734	22,072	23,729	26,354
The following table provides the fair value details of financial instruments measured at fair value in the consolidated statements of financial position.

			FAIR VALUE
	CLASSIFICATION	CARRYING VALUE OF ASSET (LIABILITY)	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
June 30, 2022
Publicly-traded and privately-held investments (3)	Other non-current assets	175	14	—	161
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	365	—	365	—
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability(4)	Trade payables and other liabilities	(149)	—	—	(149)
Other	Other non-current assets and liabilities	124	—	173	(49)
December 31, 2021
Publicly-traded and privately-held investments (3)	Other non-current assets	183	24	—	159
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	279	—	279	—
MLSE financial liability(4)	Trade payables and other liabilities	(149)	—	—	(149)
Other	Other non-current assets and liabilities	122	—	185	(63)
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive income in the statements of comprehensive income and are reclassified from Accumulated other comprehensive income to Deficit in the statements of financial position when realized.
(4)Represents BCE’s obligation to repurchase the BCE Master Trust Fund's (Master Trust Fund) 9% interest in MLSE at a price not less than an agreed minimum price should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recognized in Other (expense) income in the income statements.

MARKET RISK
CURRENCY EXPOSURES
We use forward contracts, options and cross currency interest rate swaps to manage foreign currency risk related to anticipated purchases and certain foreign currency debt.
In Q1 2022, we entered into cross currency interest rate swaps with a total notional amount of $750 million in U.S. dollars ($954 million in Canadian dollars) to hedge the U.S. currency exposure of our US-7 Notes maturing in 2052. See Note 10, Debt, for additional details.
A 10% depreciation (appreciation) in the value of the Canadian dollar relative to the U.S. dollar would result in a loss of $13 million (loss of $21 million) recognized in net earnings at June 30, 2022 and a gain of $138 million (loss of $119 million) recognized in Other comprehensive income at June 30, 2022, with all other variables held constant.
A 10% depreciation (appreciation) in the value of the Canadian dollar relative to the Philippine peso would result in a gain (loss) of $6 million recognized in Other comprehensive income at June 30, 2022, with all other variables held constant.
The following table provides further details on our outstanding foreign currency forward contracts and options as at June 30, 2022.

TYPE OF HEDGE	BUY CURRENCY	AMOUNT TO RECEIVE	SELL CURRENCY	AMOUNT TO PAY	MATURITY	HEDGED ITEM
Cash flow	USD	1,095	CAD	1,390	2022	Commercial paper
Cash flow	USD	291	CAD	370	2022	Anticipated purchases
Cash flow	PHP	1,174	CAD	28	2022	Anticipated purchases
Cash flow	PHP	2,147	CAD	50	2023	Anticipated purchases
Cash flow	USD	611	CAD	752	2023	Anticipated purchases
Cash flow	USD	254	CAD	317	2024	Anticipated purchases
Cash flow - call options	USD	100	CAD	129	2022	Anticipated purchases
Cash flow - put options	USD	100	CAD	127	2022	Anticipated purchases
Economic	USD	12	CAD	15	2022	Anticipated purchases
Economic - put options	USD	120	CAD	147	2022	Anticipated purchases
Economic - call options	USD	75	CAD	89	2022	Anticipated purchases
Economic - call options	CAD	95	USD	75	2022	Anticipated purchases
Economic - options (1)	USD	90	CAD	109	2022	Anticipated purchases
Economic - options (1)	USD	169	CAD	205	2023	Anticipated purchases
Economic - call options	USD	120	CAD	146	2024	Anticipated purchases
(1) Foreign currency options with a leverage provision and a profit cap limitation.
INTEREST RATE EXPOSURES
In Q2 2022, we sold interest rate swaptions maturing in Q3 2022 with a notional amount of $750 million for $6 million. These interest rate swaptions hedge economically the fair value of our Series M-53 MTN debentures. The fair value of these interest rate swaptions at June 30, 2022 was a liability of $9 million recognized in Trade payables and other liabilities.
In 2022, we entered into cross currency basis rate swaps maturing in 2023 with a notional amount of $540 million to hedge economically the basis rate exposure on future debt issuances. The fair value of these cross currency basis rate swaps at June 30, 2022 was a liability of $8 million recognized in Trade payables and other liabilities and Other non-current liabilities in the statements of financial position.
We use leveraged interest rate options to hedge economically the dividend rate resets on $582 million of our preferred shares which had varying reset dates in 2021 for the periods ending in 2026. The fair value of these leveraged interest rate options at June 30, 2022 and December 31, 2021 was nil and a liability of $2 million, respectively, recognized in Trade payables and other liabilities and Other non-current liabilities in the statements of financial position. A gain of $1 million and $2 million for the three and six months ended June 30, 2022, respectively, relating to these leveraged interest rate options is recognized in Other (expense) income in the income statements.
A 1% increase (decrease) in interest rates would result in a loss of $40 million and a (gain of $28 million) recognized in net earnings at June 30, 2022, with all other variables held constant.
A 0.1% increase (decrease) in cross currency basis swap rates would result in a gain (loss) of $7 million recognized in net earnings at June 30, 2022, with all other variables held constant.
EQUITY PRICE EXPOSURES
We use equity forward contracts on BCE’s common shares to hedge economically the cash flow exposure related to the settlement of equity settled share-based compensation plans. The fair value of our equity forward contracts at June 30, 2022 and December 31, 2021 was a net asset of $16 million and $130 million, respectively, recognized in Other current assets, Trade payables and other liabilities, Other non-current assets and Other non-current liabilities in the statements of financial position. A loss of $81 million and $6 million for the three and six months ended June 30, 2022, respectively, relating to these equity forward contracts is recognized in Other (expense) income in the income statements.
A 5% increase (decrease) in the market price of BCE’s common shares would result in a gain (loss) of $35 million recognized in net earnings at June 30, 2022, with all other variables held constant.